Supplement (Vanguard Emerging Markets Stock Index Fund)	12 Months Ended
Oct. 31, 2011
Institutional
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares Dated February 28, 2012

Effective immediately, the Fund's purchase fee is eliminated. In addition, the Fund's 0.25% non-contingent redemption fee is replaced with a 2% redemption fee on shares redeemed before they have been held for two months. This redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. The fee is withheld from redemption proceeds and is paid directly to the Fund.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Institutional Plus

Shares Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee 2% 2%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Institutional Plus

Shares Shares

Management Expenses 0.03% 0.02%

12b-1 Distribution Fee None None

Other Expenses 0.10% 0.08%

Total Annual Fund Operating Expenses 0.13% 0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $13 $42 $73 $166

Institutional Plus Shares $10 $32 $56 $128

Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 28, 2012

Effective immediately, the Fund's purchase fee is eliminated. In addition, the Fund's 0.25% non-contingent redemption fee is replaced with a 2% redemption fee on shares redeemed before they have been held for two months. This redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. The fee is withheld from redemption proceeds and is paid directly to the Fund

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 2%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.23%

12b-1 Distribution Fee None

Other Expenses 0.10%

Total Annual Fund Operating Expenses 0.33%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$34 $106 $185 $418

Participant:
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares Dated February 28, 2012

Effective immediately, the Fund's purchase fee is eliminated. In addition, the Fund's 0.25% non-contingent redemption fee is replaced with a 2% redemption fee on shares redeemed before they have been held for two months. This redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. The fee is withheld from redemption proceeds and is paid directly to the Fund.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 2%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.12%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses 0.20%

Examples

Thefollowing examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and AdmiralTM Shares Dated February 28, 2012

Effective immediately, the Fund's purchase fee is eliminated. In addition, the Fund's 0.25% non-contingent redemption fee is replaced with a 2% redemption fee on shares redeemed before they have been held for two months. This redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. The fee is withheld from redemption proceeds and is paid directly to the Fund.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral(tm) Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Admiral Shares Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee 2% 2%

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Admiral

Shares Shares

Management Expenses 0.23% 0.12%

12b-1 Distribution Fee None None

Other Expenses 0.10% 0.08%

Total Annual Fund Operating Expenses 0.33% 0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $34 $106 $185 $418

Admiral Shares $20 $64 $113 $255

Signal
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(R) Shares Dated February 28, 2012

Effective immediately, the Fund's purchase fee is eliminated. In addition, the Fund's 0.25% non-contingent redemption fee is replaced with a 2% redemption fee on shares redeemed before they have been held for two months. This redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. The fee is withheld from redemption proceeds and is paid directly to the Fund.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee (on shares hled less than two months 2%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.12%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses 0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255